Income Taxes	6 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

Huadi International is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

Tuoxing is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

HK Beach is established in Hong Kong and is subject to statutory income tax rate at 16.5%.

Hongshun is established in PRC and is subject to statutory income tax rate at 25%.

Huadi Steel, the Company’s main operating subsidiary in PRC, was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from fiscal year 2019, and the HNTE certificate needs to be renewed every three years. Thus, Huadi Steel is eligible for a 15% preferential tax rate for the six months ended March 31, 2022 and 2021.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2022 and September 30, 2021 the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended March 31, 2022 and 2021, respectively.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended March 31, 2022 and 2021 as follows:

	2022	2021
Income before taxes	$(9,150)	$711,957
PRC EIT tax rates	15%	15%
Tax at the PRC EIT tax rates	$-	106,793
Tax effect of R&D expenses deduction	-	(104,465)
Tax effect of non-taxable investment income and government grant	-	(2,328)
Tax effect of deferred tax recognized	-	69,626
Income tax expenses (benefits)	$-	$69,626

Income taxes for the six months ended March 31, 2022 and 2021 are attributed to the Company’s continuing operations in China and consisted of:

	2022	2021
Current income tax	$-	$-
Deferred income tax	-	69,626
Total income tax expense	$-	$69,626

The tax effects of temporary differences that give rise to significant portions of the deferred tax asset at March 31, 2022 and September 30, 2021 are presented below:

	March 31, 2022	September 30, 2021
Deferred tax assets:
Bad debt allowance	$443,934	$436,761
Loss carryforward	115,018	113,160
Total	$558,952	$549,921

There were no valuation allowance for the deferred tax assets as of March 31, 2022 and September 30, 2021. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, management believes it is more likely than not the company will realize the benefits of those deductible differences at March 31, 2022 and September 30, 2021.